INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,567
Change for the year - amortisation	63	$ 61	$ 63
Carrying value, ending balance	1,486	1,567
Amortisation and impairment of acquired intangibles	171	143
ArthroCare
Disclosure of detailed information about intangible assets [line items]
Acquisitions	427
Osiris Therapeutics
Disclosure of detailed information about intangible assets [line items]
Acquisitions	$ 299
Remaining amortisation period	8 years
Healthpoint
Disclosure of detailed information about intangible assets [line items]
Acquisitions	$ 252
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	3,291	2,728
Exchange adjustment	51	3
Acquisitions	61	515
Additions	78	49
Disposals	(3)	(4)
Transfers	10
Carrying value, ending balance	3,488	3,291	2,728
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,724)	(1,518)
Exchange adjustment	(34)	(3)
Change for the year - amortisation	(234)	(204)
Charge for the year – impairment	(12)	(2)
Disposals	2	3
Carrying value, ending balance	(2,002)	(1,724)	(1,518)
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	326
Carrying value, ending balance	353	326
Amortisation and impairment of acquired intangibles	37	28
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	428	354
Exchange adjustment	10	(1)
Acquisitions	57	75
Carrying value, ending balance	495	428	354
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(102)	(74)
Exchange adjustment	(4)
Change for the year - amortisation	(36)	(28)
Carrying value, ending balance	(142)	(102)	(74)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	986
Carrying value, ending balance	863	986
Amortisation and impairment of acquired intangibles	119	104
Impairment charges	4	0
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,189	1,836
Exchange adjustment	42	3
Acquisitions	4	350
Additions	1	1
Disposals		(1)
Carrying value, ending balance	2,236	2,189	1,836
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,203)	(1,081)
Exchange adjustment	(36)	(4)
Change for the year - amortisation	(129)	(118)
Charge for the year – impairment	(5)
Carrying value, ending balance	(1,373)	(1,203)	(1,081)
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	99
Carrying value, ending balance	100	99
Amortisation and impairment of acquired intangibles	15	11
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	208	112
Exchange adjustment	(7)
Acquisitions		90
Additions	25	6
Carrying value, ending balance	226	208	112
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(109)	(95)
Exchange adjustment	8	1
Change for the year - amortisation	(25)	(15)
Carrying value, ending balance	(126)	(109)	(95)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	118
Carrying value, ending balance	116	118
Capital expenditure relating to software contracted but not provided	9	5
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	428	413
Exchange adjustment	6
Additions	26	12
Disposals	(3)	(3)
Transfers	20	6
Carrying value, ending balance	477	428	413
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(310)	(268)
Exchange adjustment	(2)
Change for the year - amortisation	(44)	(43)
Charge for the year – impairment	(7)	(2)
Disposals	2	3
Carrying value, ending balance	(361)	(310)	(268)
Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	38
Carrying value, ending balance	54	38
Assets in course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	38	13
Exchange adjustment		1
Additions	26	30
Transfers	(10)	(6)
Carrying value, ending balance	54	$ 38	$ 13
Software and Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Value of software transferred	$ 10
Minimium | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period		3 years
Minimium | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	2 years
Minimium | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	6 years
Minimium | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Minimium | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	2 years
Maximum | ArthroCare
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	13 years
Maximum | Healthpoint
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	7 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Product- related
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years
Maximum | Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Useful Life	14 years